--------------------------------------------------------------------------------
To Our Variable Annuity Contractholders:
--------------------------------------------------------------------------------

                                                                 August 22, 1997

We are pleased to send you the attached semi-annual report, detailing separate account information pertaining to our variable annuity contracts. In addition, the semi-annual report for the Market Street Fund, Inc. is attached.

As the owner of a variable annuity contract, you allocate your premiums to various investments of your choosing. If applicable, you'll be receiving under separate cover additional semi-annual reports pertaining to the Funds you've selected within your Provident Mutual variable annuity contract.

Your variable annuity is unique in that it allows you to invest in a variety of subaccounts and receive many of the advantages of mutual funds, but defer taxes while your money accumulates. Portfolios within the variable annuities are managed by some of the best Fund Management companies in the country.

A leader in the variable products marketplace, Provident Mutual also offers a wide variety of annuity contracts and life insurance policies designed to help you meet your financial planning goals, including retirement planning, college funding, and estate planning.

By selecting Provident Mutual Life Insurance Company, you have chosen a company with a reputation for strength, stability, and sound management. Our roots can be traced back to 1717, giving us the distinction of serving America's life insurance needs longer than any other company.

We appreciate your business. If you have questions about your contract, or would like more information about Provident Mutual's products and services, please contact your local agent or our Service Center at 1-800-688-5177.

Sincerely,
/s/  Robert W. Kloss
----------------------
Robert W. Kloss
President

--------------------------------------------------------------------------------
To Our Variable Annuity Contract Owners:
--------------------------------------------------------------------------------

                                                                 August 26, 1996

     As an owner of a Provident Mutual variable annuity contract, we are pleased to send you the Semi-Annual Report for the Separate Account and its subaccounts for our variable annuity contracts.

     Attached to the Separate Account Semi-Annual Report is the Semi-Annual Report for the Market Street Fund, Inc. Under separate cover, you will be receiving the Semi-Annual Reports for the other Fund groups underlying the subaccounts to which you have chosen to allocate your premiums.

     Thank you for your confidence in Provident Mutual and your variable annuity contract. Provident Mutual has continued its role as a leader in the variable insurance products marketplace. We are very pleased with this result and are glad that you are a part of our success.

     We are happy to be of service to you. If you have a question about your annuity contract, please contact your local agent or call our Service Center toll free at 1-800-668-5177.
                                            Sincerely,

                                            /s/  David N. Ingram
                                            --------------------------
                                            David N. Ingram

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio.................  $2,999,175
  Money Market Portfolio...........               $3,627,663
  Bond Portfolio...................                             $475,935
  Managed Portfolio................                                         $1,029,126
  Aggressive Growth Portfolio......                                                       $558,615
  International Portfolio..........                                                                    $ 2,228,467
Dividends receivable...............                  12,883
                                     ----------   ----------    --------    ----------    --------      ----------
Total Assets.......................  2,999,175    3,640,546      475,935    1,029,126      558,615       2,228,467
                                     ----------   ----------    --------    ----------    --------      ----------
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company................                  73,090
                                     ----------   ----------    --------    ----------    --------      ----------
NET ASSETS.........................  $2,999,175   $3,567,456    $475,935    $1,029,126    $558,615     $ 2,228,467
                                     ==========   ==========    ========    ==========    ========      ==========
Held for the benefit of
  contractholders..................  $2,954,265   $3,559,620    $446,269    $ 991,073     $517,367     $ 2,187,951
Attributable to Provident Mutual
  Life Insurance Company...........     44,910        7,836       29,666       38,053       41,248          40,516
                                     ----------   ----------    --------    ----------    --------      ----------
                                     $2,999,175   $3,567,456    $475,935    $1,029,126    $558,615     $ 2,228,467
                                     ==========   ==========    ========    ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  High Income Portfolio............  $2,182,064
  Equity-Income Portfolio..........               $7,797,330
  Growth Portfolio.................                            $5,198,516
Investment in the Variable
  Insurance Products Fund II, at
  market value:
  Asset Manager Portfolio..........                                         $1,218,390
  Index 500 Portfolio..............                                                      $4,064,779
  Contrafund Portfolio.............                                                                   $1,409,224
                                     ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS.........................  $2,182,064   $7,797,330   $5,198,516   $1,218,390   $4,064,779   $1,409,224
                                     ==========   ==========   ==========   ==========   ==========   ==========
Held for the benefit of
  contractholders..................  $2,145,365   $7,752,709   $5,152,267   $1,182,355   $4,014,230   $1,377,617
Attributable to Provident Mutual
  Life Insurance Company...........     36,699       44,621       46,249       36,035       50,549       31,607
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                     $2,182,064   $7,797,330   $5,198,516   $1,218,390   $4,064,779   $1,409,224
                                     ==========   ==========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                          SCUDDER
                                        OCC          OCC          OCC        SCUDDER     GROWTH AND      SCUDDER
                                       EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the OCC Accumulation
  Trust, at market value:
  Equity Portfolio.................  $2,723,303
  Small Cap Portfolio..............               $1,977,087
  Managed Portfolio................                            $5,461,452
Investment in the Scudder Variable
  Life Investment Fund, at market
  value:
  Bond Portfolio...................                                          $515,334
  Growth and Income Portfolio......                                                      $1,204,970
  International Portfolio..........                                                                     $ 558,111
                                     ----------   ----------   ----------    --------    ----------      --------
NET ASSETS.........................  $2,723,303   $1,977,087   $5,461,452    $515,334    $1,204,970     $ 558,111
                                     ==========   ==========   ==========    ========    ==========      ========
Held for the benefit of
  contractholders..................  $2,675,172   $1,937,775   $5,412,951    $483,758    $1,171,168     $ 527,698
Attributable to Provident Mutual
  Life Insurance Company...........     48,131       39,312       48,501       31,576       33,802         30,413
                                     ----------   ----------   ----------    --------    ----------      --------
                                     $2,723,303   $1,977,087   $5,461,452    $515,334    $1,204,970     $ 558,111
                                     ==========   ==========   ==========    ========    ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                      FEDERATED
                                            DREYFUS      DREYFUS       DREYFUS        FUND FOR
                                             ZERO         GROWTH      SOCIALLY     U.S. GOVERNMENT      FEDERATED
                                          COUPON 2000   AND INCOME   RESPONSIBLE    SECURITIES II    UTILITY FUND II
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Dreyfus Variable
  Investment Fund, at market value:
  Zero Coupon 2000 Portfolio............   $ 354,053
  Growth and Income Portfolio...........                $1,189,219
  Socially Responsible Portfolio........                              $ 277,893
Investment in the Federated Insurance
  Series, at market value:
  Fund for U.S. Government Securities II
    Portfolio...........................                                               $91,708
  Utility Fund II Portfolio.............                                                                $ 160,690
                                            --------    ----------     --------        -------           --------
NET ASSETS..............................   $ 354,053    $1,189,219    $ 277,893        $91,708          $ 160,690
                                            ========    ==========     ========        =======           ========
Held for the benefit of
  contractholders.......................   $ 323,133    $1,158,999    $ 245,272        $64,577          $ 130,602
Attributable to Provident Mutual Life
  Insurance Company.....................      30,920       30,220        32,621         27,131             30,088
                                            --------    ----------     --------        -------           --------
                                           $ 354,053    $1,189,219    $ 277,893        $91,708          $ 160,690
                                            ========    ==========     ========        =======           ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $ 27,933     $ 66,298     $ 14,895     $ 15,142     $  3,811      $  15,413
EXPENSES
Mortality and expense risks........     17,781       19,204        3,064        6,171        3,026         13,210
                                      --------      -------       ------      -------      -------       --------
Net investment income..............     10,152       47,094       11,831        8,971          785          2,203
                                      --------      -------       ------      -------      -------       --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................    271,577                                  6,605          756        120,669
Net realized gain from redemption
  of investment shares.............      7,103                     2,168        5,518        3,337         13,497
                                      --------      -------       ------      -------      -------       --------
Net realized gain on investments...    278,680                     2,168       12,123        4,093        134,166
                                      --------      -------       ------      -------      -------       --------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period..............    297,288                    12,282       71,129       41,064        126,164
  End of period....................    325,340                     6,912      147,530       88,420        243,758
                                      --------      -------       ------      -------      -------       --------
Net unrealized appreciation
  (depreciation) during the
  period...........................     28,052                    (5,370)      76,401       47,356        117,594
                                      --------      -------       ------      -------      -------       --------
Net realized and unrealized gain
  (loss) on investments............    306,732                    (3,202)      88,524       51,449        251,760
                                      --------      -------       ------      -------      -------       --------
Net increase in net assets
  resulting from operations........   $316,884     $ 47,094     $  8,629     $ 97,495     $ 52,234      $ 253,963
                                      ========      =======       ======      =======      =======       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $129,191     $ 99,308     $ 27,898     $ 33,141     $ 29,251     $  7,331
EXPENSES
Mortality and expense risks........     13,197       45,011       30,836        6,937       20,815        7,237
                                      --------     --------     --------     --------     --------     --------
Net investment income (loss).......    115,994       54,297       (2,938)      26,204        8,436           94
                                      --------     --------     --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions
  reinvested.......................     15,967      499,300      124,877       83,133       59,353       19,375
Net realized gain from redemption
  of investment shares.............     12,418       30,510       12,199        5,285       14,092       10,312
                                      --------     --------     --------     --------     --------     --------
Net realized gain on investments...     28,385      529,810      137,076       88,418       73,445       29,687
                                      --------     --------     --------     --------     --------     --------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period..............    116,189      545,542      188,126       80,938      270,807       65,818
  End of period....................    105,353      960,450      629,941       71,242      750,591      159,492
                                      --------     --------     --------     --------     --------     --------
Net unrealized appreciation
  (depreciation) during the
  period...........................    (10,836)     414,908      441,815       (9,696)     479,784       93,674
                                      --------     --------     --------     --------     --------     --------
Net realized and unrealized gain on
  investments......................     17,549      944,718      578,891       78,722      553,229      123,361
                                      --------     --------     --------     --------     --------     --------
Net increase in net assets
  resulting from operations........   $133,543     $999,015     $575,953     $104,926     $561,665     $123,455
                                      ========     ========     ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                         SCUDDER
                                       OCC          OCC          OCC        SCUDDER     GROWTH AND       SCUDDER
                                      EQUITY     SMALL CAP     MANAGED        BOND        INCOME      INTERNATIONAL
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................   $ 18,486     $  8,799     $ 45,645     $ 15,893     $ 10,424        $ 4,487
EXPENSES
Mortality and expense risks.......     15,185       11,170       31,191        3,159        5,761          2,370
                                     --------    -----------  -----------    -------    ----------    ----------
Net investment income (loss)......      3,301       (2,371)      14,454       12,734        4,663          2,117
                                     --------    -----------  -----------    -------    ----------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested......................     65,808       62,049      140,190        1,374       29,363          2,350
Net realized gain (loss) from
  redemption of investment
  shares..........................     27,388        7,390       55,335       (4,092)      12,023          1,410
                                     --------    -----------  -----------    -------    ----------    ----------
Net realized gain (loss) on
  investments.....................     93,196       69,439      195,525       (2,718)      41,386          3,760
                                     --------    -----------  -----------    -------    ----------    ----------
Net unrealized appreciation of
  investments:
  Beginning of period.............    247,016      105,576      454,153        1,252       44,149         12,762
  End of period...................    439,213      266,239      816,064        3,590      149,322         62,493
                                     --------    -----------  -----------    -------    ----------    ----------
Net unrealized appreciation during
  the period......................    192,197      160,663      361,911        2,338      105,173         49,731
                                     --------    -----------  -----------    -------    ----------    ----------
Net realized and unrealized gain
  (loss) on investments...........    285,393      230,102      557,436         (380)     146,559         53,491
                                     --------    -----------  -----------    -------    ----------    ----------
Net increase in net assets
  resulting from operations.......   $288,694     $227,731     $571,890     $ 12,354     $151,222        $55,608
                                     ========    ===========  ===========    =======    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                        FEDERATED
                                                           DREYFUS       DREYFUS        FUND FOR
                                          DREYFUS ZERO      GROWTH      SOCIALLY     U.S. GOVERNMENT      FEDERATED
                                           COUPON 2000    AND INCOME   RESPONSIBLE    SECURITIES II    UTILITY FUND II
                                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................     $ 8,255       $  8,670                      $ 2,363           $ 2,617
EXPENSES
Mortality and expense risks.............       2,205          6,094      $ 1,238             398               841
                                            --------      -----------  -----------       -------        ----------
Net investment income (loss)............       6,050          2,576       (1,238)          1,965             1,776
                                            --------      -----------  -----------       -------        ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions
  reinvested............................                      8,873                                          3,368
Net realized gain (loss) from redemption
  of investment shares..................      (3,431)        (5,935)       1,984               2             1,808
                                            --------      -----------  -----------       -------        ----------
Net realized gain (loss) on
  investments...........................      (3,431)         2,938        1,984               2             5,176
                                            --------      -----------  -----------       -------        ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period...................      (3,544)       (42,177)       1,738             433             6,757
  End of period.........................        (782)        30,068       28,977             650            12,022
                                            --------      -----------  -----------       -------        ----------
Net unrealized appreciation during the
  period................................       2,762         72,245       27,239             217             5,265
                                            --------      -----------  -----------       -------        ----------
Net realized and unrealized gain (loss)
  on investments........................        (669)        75,183       29,223             219            10,441
                                            --------      -----------  -----------       -------        ----------
Net increase in net assets resulting
  from operations.......................     $ 5,381       $ 77,759      $27,985         $ 2,184           $12,217
                                            ========      ===========  ===========       =======        ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                     MONEY                                AGGRESSIVE
                                       GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income..............  $  10,152    $   47,094     $ 11,831    $   8,971     $    785     $     2,203
Net realized gain on investments...    278,680                      2,168       12,123        4,093         134,166
Net unrealized appreciation
  (depreciation) of investments
  during the period................     28,052                     (5,370)      76,401       47,356         117,594
                                     ----------   ----------     --------    ----------    --------      ----------
Net increase in net assets from
  operations.......................    316,884        47,094        8,629       97,495       52,234         253,963
                                     ----------   ----------     --------    ----------    --------      ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......     45,726     8,039,218        5,916        1,970       16,085          48,970
Administrative charges.............       (730)         (576)        (142)        (314)        (238)           (682)
Surrenders and forfeitures.........    (27,976)      (27,137)      (5,820)     (21,085)     (15,554)        (25,869)
Net repayments due to policy
  loans............................        683
Transfers between investment
  portfolios.......................    322,030    (7,472,140)        (776)     118,693      108,206         115,018
                                     ----------   ----------     --------    ----------    --------      ----------
Net increase (decrease) in net
  assets derived from contract
  transactions.....................    339,733       539,365         (822)      99,264      108,499         137,437
                                     ----------   ----------     --------    ----------    --------      ----------
Total increase in net assets.......    656,617       586,459        7,807      196,759      160,733         391,400
NET ASSETS
  Beginning of period..............  2,342,558     2,980,997      468,128      832,367      397,882       1,837,067
                                     ----------   ----------     --------    ----------    --------      ----------
  End of period....................  $2,999,175   $3,567,456     $475,935    $1,029,126    $558,615     $ 2,228,467
                                     ==========   ==========     ========    ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY      FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500     CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $ 115,994    $  54,297    $  (2,938)   $  26,204    $   8,436     $        94
Net realized gain on investments...     28,385      529,810      137,076       88,418       73,445          29,687
Net unrealized appreciation
  (depreciation) of investments
  during the period................    (10,836)     414,908      441,815       (9,696)     479,784          93,674
                                     ----------   ----------   ----------   ----------   ----------     ----------
Net increase in net assets from
  operations.......................    133,543      999,015      575,953      104,926      561,665         123,455
                                     ----------   ----------   ----------   ----------   ----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......     49,000      396,497      166,519       30,605      126,368          44,071
Administrative charges.............       (530)      (1,792)      (1,662)        (431)        (845)           (110)
Surrenders and forfeitures.........    (29,083)    (116,639)    (117,690)     (33,486)     (33,259)        (17,768)
Net repayments due to policy
  loans............................                     687        1,379                       706             684
Transfers between investment
  portfolios.......................    298,478      876,947      507,443      264,587    1,018,286         513,806
                                     ----------   ----------   ----------   ----------   ----------     ----------
Net increase in net assets derived
  from contract transactions.......    317,865    1,155,700      555,989      261,275    1,111,256         540,683
                                     ----------   ----------   ----------   ----------   ----------     ----------
Total increase in net assets.......    451,408    2,154,715    1,131,942      366,201    1,672,921         664,138
NET ASSETS
  Beginning of period..............  1,730,656    5,642,615    4,066,574      852,189    2,391,858         745,086
                                     ----------   ----------   ----------   ----------   ----------     ----------
  End of period....................  $2,182,064   $7,797,330   $5,198,516   $1,218,390   $4,064,779    $ 1,409,224
                                     ==========   ==========   ==========   ==========   ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                          SCUDDER
                                        OCC          OCC          OCC        SCUDDER     GROWTH AND      SCUDDER
                                       EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   3,301    $  (2,371)   $  14,454     $ 12,734    $   4,663      $   2,117
Net realized gain (loss) on
  investments......................     93,196       69,439      195,525       (2,718)      41,386          3,760
Net unrealized appreciation of
  investments during the period....    192,197      160,663      361,911        2,338      105,173         49,731
                                     ----------   ----------   ----------    --------    ----------      --------
Net increase in net assets from
  operations.......................    288,694      227,731      571,890       12,354      151,222         55,608
                                     ----------   ----------   ----------    --------    ----------      --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......     61,309       24,550      189,655       35,474       63,359          9,213
Administrative charges.............       (720)        (518)      (1,390)        (202)         (43)           (25)
Surrenders and forfeitures.........    (34,413)     (17,937)    (197,197)     (29,260)      (5,098)          (486)
Net repayments due to policy
  loans............................                                  682                     1,026
Withdrawals due to death
  benefits.........................                                                        (21,980)        (8,498)
Transfers between investment
  portfolios.......................    499,199      296,811    1,241,522       48,127      487,038        288,620
                                     ----------   ----------   ----------    --------    ----------      --------
Net increase in net assets derived
  from contract transactions.......    525,375      302,906    1,233,272       54,139      524,302        288,824
                                     ----------   ----------   ----------    --------    ----------      --------
Total increase in net assets.......    814,069      530,637    1,805,162       66,493      675,524        344,432
NET ASSETS
  Beginning of period..............  1,909,234    1,446,450    3,656,290      448,841      529,446        213,679
                                     ----------   ----------   ----------    --------    ----------      --------
  End of period....................  $2,723,303   $1,977,087   $5,461,452    $515,334    $1,204,970     $ 558,111
                                     ==========   ==========   ==========    ========    ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                      FEDERATED
                                            DREYFUS      DREYFUS       DREYFUS        FUND FOR
                                             ZERO         GROWTH      SOCIALLY     U.S. GOVERNMENT      FEDERATED
                                          COUPON 2000   AND INCOME   RESPONSIBLE    SECURITIES II    UTILITY FUND II
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............   $   6,050    $   2,576     $  (1,238)       $ 1,965          $   1,776
Net realized gain (loss) on
  investments...........................      (3,431)       2,938         1,984              2              5,176
Net unrealized appreciation of
  investments during the period.........       2,762       72,245        27,239            217              5,265
                                            --------    ----------     --------        -------           --------
Net increase in net assets from
  operations............................       5,381       77,759        27,985          2,184             12,217
                                            --------    ----------     --------        -------           --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........      55,787       38,417        14,771            744             26,481
Administrative charges..................        (111)         (74)           (4)            (5)               (16)
Surrenders and forfeitures..............      (4,640)      (3,350)         (214)           (58)              (120)
Net repayments due to policy loans......                      992
Withdrawals due to death benefits.......                                                                  (16,868)
Transfers between investment
  portfolios............................     (37,432)     354,017       107,654         14,431             37,556
                                            --------    ----------     --------        -------           --------
Net increase in net assets derived from
  contract transactions.................      13,604      390,002       122,207         15,112             47,033
                                            --------    ----------     --------        -------           --------
Total increase in net assets............      18,985      467,761       150,192         17,296             59,250
NET ASSETS
  Beginning of period...................     335,068      721,458       127,701         74,412            101,440
                                            --------    ----------     --------        -------           --------
  End of period.........................   $ 354,053    $1,189,219    $ 277,893        $91,708          $ 160,690
                                            ========    ==========     ========        =======           ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                   MONEY                                 AGGRESSIVE
                                     GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $  19,592    $     88,858    $ 14,571     $ 10,147     $ (1,052)    $    (7,775)
Net realized gain on
  investments....................     82,041                       2,584       14,055       31,659          65,870
Net unrealized appreciation
  (depreciation) of investments
  during the year................    199,081                      (6,349)      38,595       24,258          69,204
                                   ----------   ------------    --------     --------     --------      ----------
Net increase in net assets from
  operations.....................    300,714          88,858      10,806       62,797       54,865         127,299
                                   ----------   ------------    --------     --------     --------      ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums....    129,062      16,804,454      12,235       39,161       14,105         145,209
Administrative charges...........       (755)           (677)       (128)        (314)        (263)           (541)
Surrenders and forfeitures.......    (17,602)        (89,015)    (30,257)     (11,678)      (3,305)        (44,567)
Transfers between investment
  portfolios.....................    866,000     (15,761,942)    211,574      454,616       75,631         710,269
                                   ----------   ------------    --------     --------     --------      ----------
Net increase in net assets
  derived from contract
  transactions...................    976,705         952,820     193,424      481,785       86,168         810,370
                                   ----------   ------------    --------     --------     --------      ----------
Total increase in net assets.....  1,277,419       1,041,678     204,230      544,582      141,033         937,669
NET ASSETS
  Beginning of year..............  1,065,139       1,939,319     263,898      287,785      256,849         899,398
                                   ----------   ------------    --------     --------     --------      ----------
  End of year....................  $2,342,558   $  2,980,997    $468,128     $832,367     $397,882     $ 1,837,067
                                   ==========   ============    ========     ========     ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $  49,726    $ (47,115)   $ (34,021)    $  6,143    $ (11,174)    $ (2,884)
Net realized gain on investments...     40,421      190,000      199,679       19,038       52,964          925
Net unrealized appreciation of
  investments during the year......     58,073      349,452      134,470       49,544      240,034       65,818
                                      --------    ----------   ----------    --------     --------     --------
Net increase in net assets from
  operations.......................    148,220      492,337      300,128       74,725      281,824       63,859
                                      --------    ----------   ----------    --------     --------     --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......     71,047      509,613      377,186       55,203      162,323       37,596
Administrative charges.............       (553)      (1,182)      (1,307)        (372)        (452)          (7)
Surrenders and forfeitures.........   (120,197)     (80,556)     (79,931)      (5,689)     (35,688)     (10,198)
Transfers between investment
  portfolios.......................    760,735    2,822,841    2,025,844      378,238    1,348,209      628,836
                                      --------    ----------   ----------    --------     --------     --------
Net increase in net assets derived
  from contract transactions.......    711,032    3,250,716    2,321,792      427,380    1,474,392      656,227
                                      --------    ----------   ----------    --------     --------     --------
Capital contribution from Provident
  Mutual Life Insurance Company....                                                                      25,000
                                      --------    ----------   ----------    --------     --------     --------
Total increase in net assets.......    859,252    3,743,053    2,621,920      502,105    1,756,216      745,086
NET ASSETS
  Beginning of year................    871,404    1,899,562    1,444,654      350,084      635,642       --
                                      --------    ----------   ----------    --------     --------     --------
  End of year......................  $1,730,656   $5,642,615   $4,066,574    $852,189    $2,391,858    $745,086
                                      ========    ==========   ==========    ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                   QUEST FOR    QUEST FOR                  SCUDDER
                                     QUEST FOR       VALUE        VALUE       SCUDDER     GROWTH AND      SCUDDER
                                    VALUE EQUITY   SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......   $   (9,808)   $  (4,902)   $ (15,867)    $ 19,255     $  1,407      $    (637)
Net realized gain on
  investments.....................      103,592      111,813      117,411        1,379          668             27
Net unrealized appreciation
  (depreciation) of investments
  during the year.................      176,948       61,410      359,175       (5,750)      44,149         12,762
                                     ----------    ----------   ----------    --------     --------       --------
Net increase in net assets from
  operations......................      270,732      168,321      460,719       14,884       46,224         12,152
                                     ----------    ----------   ----------    --------     --------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....      105,006      122,662      368,883       69,708       58,154          7,467
Administrative charges............         (549)        (369)        (695)        (102)
Surrenders and forfeitures........      (71,953)     (11,402)    (134,004)      (5,560)      (2,370)          (184)
Transfers between investment
  portfolios......................      869,522      718,444    2,092,212      244,557      402,438        169,244
                                     ----------    ----------   ----------    --------     --------       --------
Net increase in net assets derived
  from contract transactions......      902,026      829,335    2,326,396      308,603      458,222        176,527
                                     ----------    ----------   ----------    --------     --------       --------
Capital contribution from
  Provident Mutual Life Insurance
  Company.........................                                                           25,000         25,000
                                     ----------    ----------   ----------    --------     --------       --------
Total increase in net assets......    1,172,758      997,656    2,787,115      323,487      529,446        213,679
NET ASSETS
  Beginning of year...............      736,476      448,794      869,175      125,354       --            --
                                     ----------    ----------   ----------    --------     --------       --------
  End of year.....................   $1,909,234    $1,446,450   $3,656,290    $448,841     $529,446      $ 213,679
                                     ==========    ==========   ==========    ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                DREYFUS      DREYFUS       DREYFUS     FEDERATED U.S.   FEDERATED
                                                 ZERO         GROWTH      SOCIALLY       GOVERNMENT      UTILITY
                                              COUPON 2000   AND INCOME   RESPONSIBLE     BOND FUND         FUND
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.......................   $  11,830     $  1,857     $      70       $  1,446       $  1,318
Net realized gain on investments............       2,135       65,239         4,885              1             14
Net unrealized appreciation (depreciation)
  of investments during the year............      (8,002)     (42,177)        1,738            433          6,757
                                                --------     --------      --------       --------       --------
Net increase in net assets from
  operations................................       5,963       24,919         6,693          1,880          8,089
                                                --------     --------      --------       --------       --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............       9,992       60,256        10,114         19,222         15,094
Administrative charges......................        (115)          (4)
Surrenders and forfeitures..................      (1,363)      (3,432)         (289)
Transfers between investment portfolios.....     180,966      614,719        86,183         28,310         53,257
                                                --------     --------      --------       --------       --------
Net increase in net assets derived from
  contract transactions.....................     189,480      671,539        96,008         47,532         68,351
                                                --------     --------      --------       --------       --------
Capital contribution from Provident Mutual
  Life Insurance Company....................                   25,000        25,000         25,000         25,000
                                                --------     --------      --------       --------       --------
Total increase in net assets................     195,443      721,458       127,701         74,412        101,440
NET ASSETS
  Beginning of year.........................     139,625       --            --            --              --
                                                --------     --------      --------       --------       --------
  End of year...............................   $ 335,068     $721,458     $ 127,701       $ 74,412       $101,440
                                                ========     ========      ========       ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Provident Mutual Variable Annuity Separate Account (Separate Account) was established on October 19, 1992 by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of Pennsylvania law. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     Provident Mutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-three Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income and Fidelity Growth Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500 and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity (formerly Quest for Value Equity), OCC Small Cap (formerly Quest for Value Small Cap) and OCC Managed (formerly Quest for Value Managed) Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000, Dreyfus Growth and Income and Dreyfus Socially Responsible Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; and the Federated Fund for U.S. Government Securities II (formerly Federated U. S. Government Bond Fund) and Federated Utility Fund II (formerly Federated Utility Fund) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series (formerly Insurance Management Series).

     The Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts are available to owners of a Market Street VIP contract. All twenty-three Subaccounts are available to owners of a Market Street VIP/2 contract.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Provident Mutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Provident Mutual. Under the provisions of the Contracts, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At June 30, 1997, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                             SHARES       COST      MARKET VALUE
------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio.......................................     167,458   $2,673,835   $2,999,175
  Money Market Portfolio.................................   3,627,663   $3,627,663   $3,627,663
  Bond Portfolio.........................................      44,942     $469,023     $475,935
  Managed Portfolio......................................      64,522     $881,596   $1,029,126
  Aggressive Growth Portfolio............................      27,343     $470,195     $558,615
  International Portfolio................................     157,712   $1,984,709   $2,228,467
Variable Insurance Products Fund:
  High Income Portfolio..................................     175,548   $2,076,711  $ 2,182,064
  Equity-Income Portfolio................................     353,460   $6,836,880   $7,797,330
  Growth Portfolio.......................................     152,003   $4,568,575   $5,198,516
Variable Insurance Products Fund II:
  Asset Manager Portfolio................................      73,397   $1,147,148   $1,218,390
  Index 500 Portfolio....................................      39,228   $3,314,188   $4,064,779
  Contrafund Portfolio...................................      78,596   $1,249,732   $1,409,224
OCC Accumulation Trust:
  Equity Portfolio.......................................      83,078   $2,284,090   $2,723,303
  Small Cap Portfolio....................................      79,947   $1,710,848   $1,977,087
  Managed Portfolio......................................     138,265   $4,645,388   $5,461,452
Scudder Variable Life Investment Fund:
  Bond Portfolio.........................................      77,030     $511,744     $515,334
  Growth and Income Portfolio............................     114,215   $1,055,648   $1,204,970
  International Portfolio................................      37,812     $495,618     $558,111
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio.............................      28,879     $354,835     $354,053
  Growth and Income Portfolio............................      56,765   $1,159,151   $1,189,219
  Socially Responsible Growth Portfolio..................      11,891     $248,916     $277,893
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio.......       9,080      $91,058      $91,708
  Utility Fund II Portfolio..............................      12,990     $148,668     $160,690

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the six months ended June 30, 1997 and the year ended December 31, 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                         MARKET STREET FUND, INC.
     ------------------------------------------------------------------------------------------------------------------
                                                                                 MONEY MARKET
                                                  GROWTH PORTFOLIO                PORTFOLIO                BOND PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                                 1997         1996           1997            1996         1997       1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     22,299        69,249      11,319,372      9,172,217      3,533      21,420
Shares received from reinvestment of:
  Dividends..................................      1,757         2,541          53,415        122,507                  1,823
  Capital gain distributions.................     17,059         3,268                                       701
                                               ----------   ----------     -----------    -----------   ---------- ----------
Total shares acquired........................     41,115        75,058      11,372,787      9,294,724      4,234      23,243
Total shares redeemed........................     (3,080)      (10,741)    (10,276,103)    (8,675,470)    (3,165)     (3,361)
                                               ----------   ----------     -----------    -----------   ---------- ----------
Net increase in shares owned.................     38,035        64,317       1,096,684        619,254      1,069      19,882
Shares owned, beginning of period............    129,423        65,106       2,530,979      1,911,725     43,873      23,991
                                               ----------   ----------     -----------    -----------   ---------- ----------
Shares owned, end of period..................    167,458       129,423       3,627,663      2,530,979     44,942      43,873
                                               ==========   ==========     ===========    ===========   ========== ==========
Cost of shares acquired......................  $ 672,241   $ 1,231,085   $  11,372,787   $  9,294,724   $ 44,230   $ 244,010
                                               ==========   ==========     ===========    ===========   ========== ==========
Cost of shares redeemed......................  $  43,676   $   152,747   $  10,276,103   $  8,675,470   $ 31,053   $  33,431
                                               ==========   ==========     ===========    ===========   ========== ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
    ------------------------------------------------------------------------------------------------------------------
                                                                              AGGRESSIVE GROWTH
                                                      MANAGED PORTFOLIO           PORTFOLIO         INTERNATIONAL PORTFOLIO
    ------------------------------------------------------------------------------------------------------------------
                                                      1997        1996        1997        1996        1997         1996
    ------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      8,023      35,733       6,725       7,983      16,620        81,109
Shares received from reinvestment of:
  Dividends.......................................      1,049       1,247         208         181       1,249           878
  Capital gain distributions......................        457         871          41       1,822       9,779         3,560
                                                    ----------  ----------  ----------- ----------- ----------   ----------
Total shares acquired.............................      9,529      37,851       6,974       9,986      27,648        85,547
Total shares redeemed.............................     (1,708)     (1,431)     (1,115)     (3,280)     (6,928)      (18,493)
                                                    ----------  ----------  ----------- ----------- ----------   ----------
Net increase in shares owned......................      7,821      36,420       5,859       6,706      20,720        67,054
Shares owned, beginning of period.................     56,701      20,281      21,484      14,778     136,992        69,938
                                                    ----------  ----------  ----------- ----------- ----------   ----------
Shares owned, end of period.......................     64,522      56,701      27,343      21,484     157,712       136,992
                                                    ==========  ==========  =========== =========== ==========   ==========
Cost of shares acquired...........................  $ 141,110   $ 523,485   $ 131,187   $ 167,866   $ 350,925   $ 1,086,191
                                                    ==========  ==========  =========== =========== ==========   ==========
Cost of shares redeemed...........................  $  20,752   $  17,498   $  17,810   $  51,091   $  77,119   $   217,726
                                                    ==========  ==========  =========== =========== ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND
     ------------------------------------------------------------------------------------------------------------------
                                                HIGH INCOME PORTFOLIO     EQUITY-INCOME PORTFOLIO       GROWTH PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                                 1997         1996          1997          1996         1997         1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     34,996        77,760        63,902       200,553      23,073        91,860
Shares received from reinvestment of:
  Dividends..................................     10,958         5,960         5,015           173         884           161
  Capital gain distributions.................      1,354         1,166        25,217         4,932       3,957         4,065
                                                --------    ----------    ----------    ----------    --------    ----------
Total shares acquired........................     47,308        84,886        94,134       205,658      27,914        96,086
Total shares redeemed........................     (9,991)      (18,971)       (8,987)      (35,921)     (6,501)      (14,970)
                                                --------    ----------    ----------    ----------    --------    ----------
Net increase in shares owned.................     37,317        65,915        85,147       169,737      21,413        81,116
Shares owned, beginning of period............    138,231        72,316       268,313        98,576     130,590        49,474
                                                --------    ----------    ----------    ----------    --------    ----------
Shares owned, end of period..................    175,548       138,231       353,460       268,313     152,003       130,590
                                                ========    ==========    ==========    ==========    ========    ==========
Cost of shares acquired......................  $ 571,023   $ 1,005,014   $ 1,893,367   $ 3,962,136   $ 885,126   $ 2,841,783
                                                ========    ==========    ==========    ==========    ========    ==========
Cost of shares redeemed......................  $ 108,779   $   203,835   $   153,560   $   568,535   $ 194,999   $   354,333
                                                ========    ==========    ==========    ==========    ========    ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      VARIABLE INSURANCE PRODUCTS FUND II
     ------------------------------------------------------------------------------------------------------------------
                                                       ASSET MANAGER               INDEX 500                CONTRAFUND
                                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                                     1997        1996         1997          1996         1997        1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased.................................     17,862      31,189        12,079        20,895      36,849      45,949
Shares received from reinvestment of:
  Dividends......................................      2,148         899           319           108         446
  Capital gain distributions.....................      5,388         740           646           279       1,177
                                                    --------   ----------   ----------    ----------    --------   ----------
Total shares acquired............................     25,398      32,828        13,044        21,282      38,472      45,949
Total shares redeemed............................     (2,337)     (4,663)         (651)       (2,843)     (4,869)       (956)
                                                    --------   ----------   ----------    ----------    --------   ----------
Net increase in shares owned.....................     23,061      28,165        12,393        18,439      33,603      44,993
Shares owned, beginning of period................     50,336      22,171        26,835         8,396      44,993
                                                    --------   ----------   ----------    ----------    --------   ----------
Shares owned, end of period......................     73,397      50,336        39,228        26,835      78,596      44,993
                                                    ========   ==========   ==========    ==========    ========   ==========
Cost of shares acquired..........................  $ 408,106   $ 516,480   $ 1,240,105   $ 1,707,951   $ 642,120   $ 693,349
                                                    ========   ==========   ==========    ==========    ========   ==========
Cost of shares redeemed..........................  $  32,209   $  63,919   $    46,968   $   191,769   $  71,656   $  14,081
                                                    ========   ==========   ==========    ==========    ========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          OCC ACCUMULATION TRUST
     ------------------------------------------------------------------------------------------------------------------
                                                                                SMALL CAP
                                                  EQUITY PORTFOLIO              PORTFOLIO              MANAGED PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                                 1997         1996         1997         1996          1997          1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     20,061        42,807      15,945        65,607        37,193        80,900
Shares received from reinvestment of:
  Dividends..................................        618           319         404           387         1,265           473
  Capital gain distributions.................      2,202           638       2,847           993         3,886           302
                                                --------    ----------    --------    ----------    ----------    ----------
Total shares acquired........................     22,881        43,764      19,196        66,987        42,344        81,675
Total shares redeemed........................     (3,296)       (9,671)     (3,223)      (25,554)       (5,054)       (9,538)
                                                --------    ----------    --------    ----------    ----------    ----------
Net increase in shares owned.................     19,585        34,093      15,973        41,433        37,290        72,137
Shares owned, beginning of period............     63,493        29,400      63,974        22,541       100,975        28,838
                                                --------    ----------    --------    ----------    ----------    ----------
Shares owned, end of period..................     83,078        63,493      79,947        63,974       138,265       100,975
                                                ========    ==========    ========    ==========    ==========    ==========
Cost of shares acquired......................  $ 695,118   $ 1,187,893   $ 433,372   $ 1,399,244   $ 1,578,427   $ 2,652,701
                                                ========    ==========    ========    ==========    ==========    ==========
Cost of shares redeemed......................  $  73,246   $   192,083   $  63,398   $   462,998   $   135,176   $   224,761
                                                ========    ==========    ========    ==========    ==========    ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      SCUDDER VARIABLE LIFE INVESTMENT FUND
    ------------------------------------------------------------------------------------------------------------------
                                                         BOND PORTFOLIO         GROWTH AND INCOME         INTERNATIONAL
                                                                                    PORTFOLIO               PORTFOLIO
    ------------------------------------------------------------------------------------------------------------------
                                                        1997        1996        1997        1996        1997        1996
    ------------------------------------------------------------------------------------------------------------------
Shares purchased....................................     17,757      58,485      62,071      57,128      21,909      16,200
Shares received from reinvestment of:
  Dividends.........................................      1,311       3,517       1,115         397         339
  Capital gain distributions........................        207                   3,056                     177
                                                       --------   ----------   --------   ----------  ----------  ----------
Total shares acquired...............................     19,275      62,002      66,242      57,525      22,425      16,200
Total shares redeemed...............................     (8,938)    (12,792)     (8,531)     (1,021)       (740)        (73)
                                                       --------   ----------   --------   ----------  ----------  ----------
Net increase in shares owned........................     10,337      49,210      57,711      56,504      21,685      16,127
Shares owned, beginning of period...................     66,693      17,483      56,504                  16,127
                                                       --------   ----------   --------   ----------  ----------  ----------
Shares owned, end of period.........................     77,030      66,693     114,215      56,504      37,812      16,127
                                                       ========   ==========   ========   ==========  ==========  ==========
Cost of shares acquired.............................  $ 127,668   $ 414,413   $ 641,511   $ 493,834   $ 303,938   $ 201,830
                                                       ========   ==========   ========   ==========  ==========  ==========
Cost of shares redeemed.............................  $  63,513   $  85,176   $  71,160   $   8,537   $   9,237   $     913
                                                       ========   ==========   ========   ==========  ==========  ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     DREYFUS VARIABLE INVESTMENT FUND
     ------------------------------------------------------------------------------------------------------------------
                                                                              GROWTH AND INCOME
                                                     ZERO COUPON                  PORTFOLIO            SOCIALLY RESPONSIBLE
                                                   2000 PORTFOLIO                                            PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                                 1997          1996          1997          1996          1997         1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased...........................        8,548        23,636        28,768        34,826        6,503        6,129
Shares received from reinvestment of:
  Dividends................................          679         1,234           433           237                        14
  Capital gain distributions...............                         88           467         3,285                       237
                                                --------      --------      --------      --------     --------     --------
Total shares acquired......................        9,227        24,958        29,668        38,348        6,503        6,380
Total shares redeemed......................       (7,611)       (8,689)       (9,806)       (1,445)        (968)         (24)
                                                --------      --------      --------      --------     --------     --------
Net increase in shares owned...............        1,616        16,269        19,862        36,903        5,535        6,356
Shares owned, beginning of period..........       27,263        10,994        36,903                      6,356
                                                --------      --------      --------      --------     --------     --------
Shares owned, end of period................       28,879        27,263        56,765        36,903       11,891        6,356
                                                ========      ========      ========      ========     ========     ========
Cost of shares acquired....................    $ 112,825     $ 309,524     $ 593,117     $ 793,353     $141,072     $126,413
                                                ========      ========      ========      ========     ========     ========
Cost of shares redeemed....................    $  96,602     $ 106,079     $ 197,601     $  29,718     $ 18,119     $    450
                                                ========      ========      ========      ========     ========     ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                                FEDERATED INSURANCE SERIES
   ------------------------------------------------------------------------------------------------------------------
                                                                          FUND FOR                   UTILITY FUND II
                                                                       U.S. GOVERNMENT                  PORTFOLIO
                                                                   SECURITIES II PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
                                                                     1997           1996           1997           1996
   ------------------------------------------------------------------------------------------------------------------
Shares purchased.............................................         1,498          7,227          5,386          8,476
Shares received from reinvestment of:
  Dividends..................................................           235            156            221            148
  Capital gain distributions.................................                                         291
                                                                    -------        -------        -------        -------
Total shares acquired........................................         1,733          7,383          5,898          8,624
Total shares redeemed........................................           (28)            (8)        (1,497)           (35)
                                                                    -------        -------        -------        -------
Net increase in shares owned.................................         1,705          7,375          4,401          8,589
Shares owned, beginning of period............................         7,375                         8,589
                                                                    -------        -------        -------        -------
Shares owned, end of period..................................         9,080          7,375         12,990          8,589
                                                                    =======        =======        =======        =======
Cost of shares acquired......................................      $ 17,359       $ 74,062       $ 70,346       $ 95,064
                                                                    =======        =======        =======        =======
Cost of shares redeemed......................................      $    280       $     83       $ 16,361       $    381
                                                                    =======        =======        =======        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- (concluded)

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by Provident Mutual. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 contracts, Provident Mutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the six months ended June 30, 1997 or the year ended December 31, 1996.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 contracts. Provident Mutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Supplementary Information (unaudited)

--------------------------------------------------------------------------------

    The table below shows the net rates of return for the Subaccounts. The net rate of return is applicable to net assets for a variable annuity contract whose contract year commences with the beginning date of the year shown and is not based on the average net assets in the Subaccounts during the year.

    The performance for each Subaccount is shown as the net rate of return which reflects the Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Subaccounts' assets for the year shown.
--------------------------------------------------------------------------------

                                         MONEY                            AGGRESSIVE
                              GROWTH     MARKET     BOND      MANAGED       GROWTH
---------------------------------------------------------------------------------------
MARKET STREET VIP
For the six months ended:
 June 30, 1997............... 12.61%      1.96%      1.86%     10.81%        10.93%
For the year ended:
 December 31, 1996........... 17.81%      3.62%      1.41%     10.29%        19.14%
 December 31, 1995........... 28.84%      4.35%     18.91%     22.87%        12.13%
 December 31, 1994...........  0.60% (1)  2.45%(2)  (6.85)%(1)  (2.06)%(3)    (2.18)%(1)
MARKET STREET VIP/2
For the six months ended:
 June 30, 1997............... 12.50%      1.86%      1.76%     10.70%        10.82%
For the year ended:
 December 31, 1996........... 17.60%      3.42%      1.21%     10.08%        18.93%
 December 31, 1995........... 28.58%      4.14%     18.67%     22.62%        11.91%
 December 31, 1994........... (1.40)% (12)  0.69%(13)  0.68%(14)  (0.09)%(15)   0.99%(16)

                                             FIDELITY   FIDELITY                  FIDELITY    FIDELITY
                                  INTERNA-    HIGH      EQUITY-      FIDELITY       ASSET       INDEX
                                   TIONAL    INCOME     INCOME        GROWTH       MANAGER       500
                                 ---------------------------------------------------------------------
MARKET STREET VIP
For the six months ended:
 June 30, 1997...............     13.18%        --         --           --           --           --
For the year ended:
 December 31, 1996...........      9.25%        --         --           --           --           --
 December 31, 1995...........     12.95%        --         --           --           --           --
 December 31, 1994...........     (3.77)%(1)    --         --           --           --           --
MARKET STREET VIP/2
For the six months ended:
 June 30, 1997...............     13.06%      6.96%     15.59%       13.04%       10.44%       19.37%
For the year ended:
 December 31, 1996...........      9.04%     12.13%     12.38%       12.80%       12.70%       20.80%
 December 31, 1995...........     12.72%     18.93%     33.22%       33.49%       15.33%       35.29%
 December 31, 1994...........    (3.74)%(12)  0.01% (12) (1.73)% (12)  0.94%(12)  (3.06)%(16)   1.00%(17)

The net rate of return was calculated from the date contractholder funds were first allocated to the Subaccount referenced above as follows: (1) February 14, 1994, (2) January 28, 1994, (3) March 10, 1994, (4) May 21, 1996, (5) June 10,
1996, (6) May 13, 1996, (7) May 28, 1996, (8) July 26, 1996, (9) August 19,
1996, (10) July 8, 1996, (11) March 1, 1995, (12) October 21, 1994, (13) October
19, 1994, (14) November 22, 1994, (15) November 14, 1994, (16) October 26, 1994,
(17) November 29, 1994 and (18) November 15, 1994.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    SCUDDER                           DREYFUS        DREYFUS
     FIDELITY        OCC          OCC        OCC       SCUDDER       GROWTH          SCUDDER           ZERO           GROWTH
    CONTRAFUND     EQUITY      SMALL CAP   MANAGED      BOND       AND INCOME     INTERNATIONAL     COUPON 2000     AND INCOME
------------------------------------------------------------------------------------------------------------------------------
          --           --           --         --          --            --              --               --             --

          --           --           --         --          --            --              --               --             --

          --           --           --         --          --            --              --               --             --

          --           --           --         --          --            --              --               --             --
       10.86%       12.87%       13.85%     13.20%       2.35%        17.74%          13.32%            1.42%          8.47%
        9.05%(4)    21.34%       16.76%     20.75%       1.05%        10.76%(5)        6.06%(6)         0.85%          2.45%(7)
          --        36.93%       13.63%     43.54%      16.53%           --              --            11.41%(11)        --
          --        (2.54)%(18)    2.02%(12)  (1.73)%(12)   0.84%(16)       --           --               --             --

        DREYFUS       FEDERATED FUND FOR     FEDERATED
       SOCIALLY        U.S. GOVERNMENT        UTILITY
      RESPONSIBLE     SECURITIES II FUND      FUND II
------------------------------------------------------
            --                 --                 --

            --                 --                 --

            --                 --                 --

            --                 --                 --
         15.52%              2.30%              8.22%
         16.85%(8)           2.35%(9)           8.16%(10)
            --                 --                 --
            --                 --                 --

SEMI-ANNUAL REPORT

June 30, 1997
--------------------------

PROVIDENT MUTUAL LIFE
INSURANCE COMPANY

PROVIDENT MUTUAL VARIABLE
ANNUITY SEPARATE ACCOUNT

MARKET STREET FUND, INC.
--------------------------


[PROVIDENT MUTUAL LOGO]

Variable Annuity contracts issued by
Provident Mutual are distributed by
1717 Capital Management Company,
Wilmington, DE, a registered broker-dealer.

This Report has been prepared for
contractholders. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus.

PM 506 6.97


---------------
   BULK RATE
  U.S. POSTAGE
      PAID
 WILMINGTON, DE
PERMIT NO. 1387
---------------